Nature of Business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1 – Nature of Business

Akari Therapeutics, Plc, (the “Company” or “Akari”), formerly Celsus Therapeutics Plc (“Celsus”), is incorporated in the United Kingdom. The Company is a clinical-stage biopharmaceutical company focused on developing inhibitors of acute and chronic inflammation, specifically the complement system, the eicosanoid system and the bioamine system for the treatment of rare and orphan diseases.

The accompanying financial statements have been prepared in conformity with U.S. GAAP, assuming that the Company will continue to operate as a going concern. As of December 31, 2018, the Company has an accumulated deficit of $126,803,647, cash of $5,446,138 and negative cash flows from operating activities in the amount of $22,580,240. On October 20, 2017, the Company sold an aggregate of 3,480,000 American Depositary Shares (“ADSs”) representing 348,000,000 ordinary shares, par value £0.01 (“Ordinary Shares”) for gross proceeds of $17.4 million at $5.00 per ADS with issuance costs of approximately $1.7 million. On September 26, 2018, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC, an Illinois limited liability company (“Aspire Capital”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $20.0 million of the Company’s ADSs over the 30-month term of the Purchase Agreement. In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, the Company issued 30,000,000 Ordinary Shares to Aspire Capital and sold to Aspire Capital 25,000,000 Ordinary Shares for $0.02 per share (equivalent to $2.00 per ADS) (See Note 4). The Company believes its current capital resources are sufficient to support its operations through the end of the second quarter of 2019 without giving effect to the sale of additional shares to Aspire Capital under the Purchase Agreement.

The Company’s activities since inception have consisted of raising capital and performing research and development activities. As of December 31, 2018, principal commercial operations have not commenced. The Company is subject to a number of risks similar to those of clinical stage companies, including dependence on key individuals, uncertainty of product development and generation of revenues, dependence on outside sources of capital, risks associated with clinical trials of products, dependence on third-party collaborators for research operations, need for regulatory approval of products, risks associated with protection of intellectual property, and competition with larger, better-capitalized companies. In addition, the Company is subject to risks related to an SEC investigation.

For the year ended December 31, 2018, the Company reported a net loss of $16,466,780 and expects to continue to incur substantial losses over the next several years during its development phase. To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts and clinical and regulatory activities. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities or there is not a favorable resolution of the SEC investigation it could delay, limit, reduce or terminate preclinical studies, clinical trials or other research and development activities. To fund its capital needs, the Company plans to raise funds through equity or debt financings or other sources, such as strategic partnerships and alliance and licensing arrangements, and in the long term, from the proceeds from sales. Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company was unable to continue as a going concern.